Summary of Significant Accounting Policies (Details) - Schedule of goodwill and intangible assets - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,686,555	$ 2,196,987	$ 2,761,574
Accumulated Amortization	(1,205,479)	(680,172)	(1,372,662)
Net Book Value	1,481,076		1,388,912
Impairment	(37,885)
Total	1,443,191	1,516,815	1,388,912
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	834,220	834,220	834,220
Accumulated Amortization
Net Book Value	834,220		834,220
Impairment
Total	834,220	834,220	834,220
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	922,053	922,053	888,869
Accumulated Amortization	(472,320)	(314,166)	(516,370)
Net Book Value	449,733		372,499
Impairment	(33,184)
Total	416,549	607,887	372,499
Vendor relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	484,816	484,816	480,115
Accumulated Amortization	(264,565)	(168,474)	(288,515)
Net Book Value	220,251		191,600
Impairment	(4,701)
Total	215,550	$ 316,342	191,600
Product development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,279,686		1,392,590
Accumulated Amortization	(468,594)		(567,777)
Net Book Value	811,092		824,813
Impairment
Total	$ 811,092		$ 824,813